Intangible assets, net	12 Months Ended
Mar. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net
10.	Intangible assets, net
Intangible assets of the Company were mainly as follows:

	As of March 31, 2020	As of March 31, 2021
	RMB	RMB
Cost:
Trademark	447	447
License (Note 3)	3,530	3,530
Dealership (Note 3)	31,717	31,717

Total cost	35,694	35,694
Less: Accumulated amortization	(2,156)	(6,157)

Intangible assets, net	33,538	29,537
License and dealership resulting from the business combinations (Note 3) completed during the years ended March 31, 2019 and 2020 have been allocated to the single reporting unit of the Company. The total amount of intangible assets resulting from the business combinations were RMB33.47 million and RMB29.28 million as of March 31, 2020 and 2021, respectively.
The total amortization expenses charged to the consolidated statements of comprehensive loss amounted to approximately RMB0.18 million, RMB1.92 million and RMB4.00 million for the years ended March 31, 2019, 2020 and 2021, respectively.
The annual estimated amortization expense for intangible assets subject to amortization for the succeeding five years is as follows:

	As of March 31,
	2022	2023	2024	2025	2026
Amortization expenses	4,001	4,001	3,770	3,342	3,209